Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
8.	Notes Payable - Related Parties

On March 2, 2009, the Company issued an unsecured promissory note payable to Jackie Chretien, in the amount of $80,000 due January 1, 2016, as amended, and bearing interest at 5% per annum, with the principal and interest to be paid at maturity. During the twelve months ended December 31, 2015, the Company paid no principal to Ms. Chretien related to this note. As of December 31, 2015 the note had a principal balance of $15,000 and accrued interest of $4,403. Subsequent to December 31, 2015, the principal balance and accrued interest was paid in full on January 1, 2016. See the Subsequent Events Note 15 to the Consolidated Financial Statements.

On December 29, 2001, the Company issued an unsecured promissory note payable to A. Michael Chretien, a Founder of the Company, in the amount of $55,167, with any unpaid principal and interest due on January 1, 2016, as amended. As of December 31, 2015, the note had a principal balance of $40,415 and accrued interest of $7,053. Subsequent to December 31, 2015, the principal balance and accrued interest was paid in full on January 1, 2016. See the Subsequent Events Note 15 to the Consolidated Financial Statements.

On March 29, 2012, the Company issued an unsecured note payable to Ramon Shealy a then -director of the Company, who subsequently resigned from the Board of Directors on December 17, 2012, for personal reasons, in the amount of $238,000 , bearing interest at a rate of 10% for the term of the note. All principal and interest was due and payable on September 27, 2012, but was later extended to November 24, 2012. On April 16, 2012, the Company issued a note payable to Mr. Shealy, in the amount of $12,000, bearing interest at a rate of 10% per quarter. All principal and interest was due on July 15, 2012, but was later extended to November 24, 2012. On November 24, 2012 the two notes were combined into a $250,000 promissory note, under the same terms, with a maturity date of January 1, 2014. On December 24, 2013 the $250,000 promissory note, was extended under the same terms, with a maturity date of January 1, 2015. On March 13, 2013, the Company paid $100,000 of the principal amount of the $250,000 promissory note to Mr. Shealy. On December 31, 2014, the Company and Ramon Shealy agreed to cancel the previous notes and extensions set forth above, and issue a new single promissory note with accrued interest of $43,453, to a total principal and interest in the amount of $193,453, payable in ninety monthly installments beginning January 31, 2015, with a maturity date of January 1, 2020. Interest will accrue at 10% on the outstanding balance until paid in full. All other provisions of the original Promissory Note shall prevail unless specifically set forth herein or otherwise agreed in writing by the parties. As of December 31, 2015 this Note had a principal balance of $164,799 and $1,396 of accrued interest.

On December 11, 2015, the Company commenced a private placement (“December Offering”), for the sale of shares of Common Stock. Simultaneously with this December Offering, the Company offered to existing holders of convertible notes issued by the Company (the “Noteholders”), the ability to convert into Common Stock any outstanding convertible notes issued by the Company, plus accrued interest, at each note’s conversion price (the “Note Exchange”). In addition, upon the conversion, the Noteholders received a number of warrants that contain the same terms as the warrants received by investors in the December Offering. The warrants have an exercise price equal to $0.65 per share and contain a cashless exercise provision.

On December 31, 2015, the following convertible promissory notes consisting of all $1,808,068 of principal and accrued interest of $366,484 were converted into 4,950,762 shares of Common Stock and 1,812,127 warrants to purchase common stock, as part of the Note Exchange.

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Convertible promissory notes, issued between May 9, 2014 and May 12, 2014, in an aggregate amount of $110,000, (the “Notes in an Aggregate Amount of $110,000”) to accredited investors who are associated with each other and are shareholders of the Company, maturing on December 31, 2015 and bearing interest at an annual rate of interest of 10% until maturity, with interest payable quarterly,. convertible into shares of Common Stock, par value $0.001 per share, of the Company at a conversion rate of $0.56 per Share. The Company used the proceeds of the Convertible Note for working capital, general corporate purposes and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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A convertible promissory note, issued on May 12, 2014, in an aggregate amount of $30,000 to Robert Schroeder, a director of the Company, maturing on December 31, 2015 and bearing interest at an annual rate of interest of 10% until maturity, with interest payable quarterly, convertible into shares of Common Stock, par value $0.001 per share, of the Company at a conversion rate of $0.56 per Share. No beneficial conversion feature was recognized. The Company used the proceeds of the convertible note for working capital, general corporate purposes and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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A convertible promissory note, issued June 6, 2014, in an aggregate amount of $10,000 to Matthew L. Chretien, President, CEO and a director of the Company, maturing on December 31, 2015, and bearing interest at an annual rate of interest of 10% until maturity, with interest payable quarterly, convertible into shares of Common Stock, par value $0.001 per share, of the Company at a conversion rate of $0.56 per Share. No beneficial conversion feature was recognized. The Company used the proceeds of the convertible note for working capital, general corporate purposes, and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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On July 10, 2014, the Company exchanged convertible promissory notes issued on November 12, 2013, December 27, 2013, February 4, 2014 in the aggregate amount of $670,000 plus accrued interest of $31,068 in exchange for a new convertible promissory note in an aggregate amount of $701,068, (the “Note in an Aggregate Amount of $701,068”). The Convertible Notes mature on December 31, 2015 and bearing interest at 10% until maturity. The note holders have a right, at their sole discretion, to convert the notes into equity under certain circumstances at a price stated on each original note as discussed above. The Company recognized a beneficial conversion feature in the amount of $32,000. Interest expense recognized on the amortization of the beneficial conversion feature was $22,588 and $9,412 for the twelve months ended December 31, 2015 and 2014, respectively. On December 31, 2015, the investors converted the notes to common stock, as described above.

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Three convertible promissory notes, issued October 9, 2014, in the amounts of $80,000, $80,000, and $15,000, (the “Notes in the Aggregate Amount of $175,000”) to three accredited investors. Robert C. Schroeder, a director of the Company, purchased the note in the amount of $15,000, and Robert Taglich and Michael Taglich, each beneficial owners of 10% of the Company, each purchased notes in the amount of $80,000. The notes matured on December 31, 2015, bearing interest at an annual rate of interest of 6% until maturity, with interest payable quarterly. The Noteholders had a right, in their sole discretion, to convert the notes into shares of Common Stock, par value $0.001 per share, of the Company under certain circumstances at a conversion rate of $0.30 per Share. No beneficial conversion feature was recognized. The Company used the proceeds of the notes for working capital, general corporate purposes, and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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Two convertible promissory notes, issued December 17, 2014, in principal amounts of $100,000 each (the “Notes in the Aggregate Amount of $200,000) to Robert Taglich and Michael Taglich, each beneficial owners of more than 10% of the Company, maturing on December 31, 2015, bearing interest at an annual rate of interest of 6% until maturity, convertible into shares of common stock, par value $0.001 per share, of the Company at a conversion rate of $0.30 per share. No beneficial conversion feature was recognized. The Company used the proceeds of the convertible notes for working capital and general corporate purposes and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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Two convertible promissory notes, issued February 10, 2015, in a maximum aggregate principal amount of $100,000 to Robert and Michael Taglich (more than 10% beneficial owners), maturing on December 31, 2015, bearing interest at an annual rate of interest of 6% until maturity, convertible into shares of common stock, par value $0.001 per share, of the Company at a conversion rate of $0.30 per share. The Company recognized a beneficial conversion feature in the amount of $26,667. Interest expense recognized on the amortization of the beneficial conversion feature was $26,667 for the twelve months ended December 31, 2015. The Company used the proceeds of the convertible notes for working capital, general corporate purposes and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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Two convertible promissory notes, issued March 11, 2015, in a maximum aggregate principal amount of $100,000 to Robert and Michael Taglich (more than 10% beneficial owners), maturing on December 31, 2015, bearing interest at an annual rate of interest of 6% until maturity, convertible into shares of common stock, par value $0.001 per share, of the Company at a conversion rate of $0.30 per share. The Company recognized a beneficial conversion feature in the amount of $16,667. Interest expense recognized on the amortization of the beneficial conversion feature was $16,667 for the twelve months ended December 31, 2015. The Company used the proceeds of the convertible notes for working capital general corporate purposes, and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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Two convertible promissory notes, issued May 20, 2015, in a maximum aggregate principal amount of $40,000 to Robert and Michael Taglich (more than 10% beneficial owners), maturing on August 15, 2015, bearing interest at an annual rate of interest of 10% until maturity, convertible into shares of common stock, par value $0.001 per share, of the Company at a conversion rate of $0.60 per share. The Company recognized a beneficial conversion feature in the amount of $13,334. Interest expense recognized on the amortization of the beneficial conversion feature was $13,334 for the twelve months ended December 31, 2015. Since neither note was fully repaid by the Company by the maturity date or converted into shares prior to the maturity date, the note accrued interest at the annual rate of 12% from the maturity date until the date the convertible notes were repaid in full. The Company used the proceeds of the convertible notes for working capital general corporate purposes and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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Two convertible promissory notes, issued June 3, 2015, in a maximum aggregate principal amount of $20,000 to Robert and Michael Taglich (more than 10% beneficial owners), maturing on September 2, 2015, bearing interest at an annual rate of interest of 10% until maturity, convertible into shares of common stock, par value $0.001 per share, of the Company at a conversion rate of $0.60 per share. The Company recognized a beneficial conversion feature in the amount of $6,666. Interest expense recognized on the amortization of the beneficial conversion feature was $6,666 for the twelve months ended December 31, 2015. Since neither note had been fully repaid by the Company by the maturity date or converted into shares prior to the maturity date, the notes accrued interest at the annual rate of 12% from the maturity date until the date the convertible notes were repaid in full. The Company used the proceeds of the convertible notes for working capital general corporate purposes and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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Two convertible promissory notes, issued June 17, 2015, in a maximum aggregate principal amount of $100,000 to Robert and Michael Taglich (more than 10% beneficial owners), maturing September 16, 2015, bearing interest at an annual rate of interest of 10% until maturity, convertible into shares of common stock, par value $0.001 per share, of the Company at a conversion rate of $0.60 per share. The Company recognized a beneficial conversion feature in the amount of $33,334. Interest expense recognized on the amortization of the beneficial conversion feature was $33,334 for the twelve months ended December 31, 2015. Since neither note had been fully repaid by the Company by the maturity date or converted into shares prior to the maturity date, the notes will accrued interest at the annual rate of 12% from the maturity date until the date the convertible notes were repaid in full. The Company used the proceeds of the convertible notes for working capital general corporate purposes and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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Two convertible promissory notes, issued July 15, 2015, in a maximum aggregate principal amount of $50,000 to Robert and Michael Taglich (more than 10% beneficial owners), maturing on October 14, 2015, bearing interest at an annual rate of interest of 10% until maturity, convertible into shares of common stock, par value $0.001 per share, of the Company at a conversion rate of $0.54 per share. The Company recognized a beneficial conversion feature in the amount of $16,666. Interest expense recognized on the amortization of the beneficial conversion feature was $16,666 for the twelve months ended December 31, 2015. Since neither note had been fully repaid by the Company by the maturity date or converted into shares prior to the maturity date, the notes accrued interest at the annual rate of 12% from the maturity date until the date the convertible notes were repaid in full. The Company used the proceeds of the convertible notes for working capital, general corporate purposes, and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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Two convertible promissory notes, issued August 26, 2015, in a maximum aggregate principal amount of $72,000 to Robert and Michael Taglich (more than 10% beneficial owners), maturing on November 22, 2015, bearing interest at an annual rate of interest of 10% until maturity, convertible into shares of common stock, par value $0.001 per share, of the Company at a conversion rate of $0.60 per share. The Company recognized a beneficial conversion feature in the amount of $24,000. Interest expense recognized on the amortization of the beneficial conversion feature was $24,000 for the twelve months ended December 31, 2015. Since neither note had been fully repaid by the Company by the maturity date or converted into shares prior to the maturity date, the notes accrued interest at the annual rate of 12% from the maturity date until the date the convertible note was repaid in full. The Company used the proceeds of the convertible notes for working capital, general corporate purposes and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

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Two convertible promissory notes, issued September 22, 2015, in a maximum aggregate principal amount of $100,000 to Robert and Michael Taglich (more than 10% beneficial owners), maturing December 21, 2015, bearing interest at an annual rate of interest of 10% until maturity, convertible into shares of common stock, par value $0.001 per share, of the Company at a conversion rate of $0.58 per share. The Company recognized a beneficial conversion feature in the amount of $32,759. Interest expense recognized on the amortization of the beneficial conversion feature was $32,759 for the twelve months ended December 31, 2015. Since neither note had been fully repaid by the Company by the maturity date or converted into shares prior to the maturity date, the notes accrued interest at the annual rate of 12% from the maturity date until the date the convertible note was repaid in full. The Company used the proceeds of the convertible notes for working capital, general corporate purposes, and debt repayment. On December 31, 2015, the investors converted the notes to common stock, as described above.

The table below reflects Notes payable due to related parties at December 31, 2015 and December 31, 2014, respectively

	December 31,	December 31,
	2015	2014
The $80,000 Jackie Chretien Note	$15,000	$15,000
The $55,167 A. Michael Chretien Note	40,415	40,415
The $250,000 Shealy Note	164,799	193,452
Notes in the Aggregate Amount of $110,000	-	110,000
Notes in the Aggregate Amount of $701,068	-	677,776
The $30,000 Robert C. Schroeder Convertible Promissory Note	-	30,000
The $10,000 Matthew L. Chretien Convertible Promissory Note	-	10,000
Notes in the Aggregate Amount of $175,000	-	175,000
Notes in the Aggregate Amount of $200,000	-	200,000
Total notes payable - related party	$220,214	$1,451,643
Less current portion	(92,805)	(1,234,871)
Long-term portion of notes payable-related party	$127,409	$216,772

Future minimum principal payments of these notes payable as described in this Note 8 are as follows:

For the Twelve Months Ended December 31,	Amount
2016	$92,805
2017	38,307
2018	42,318
2019	46,784
TOTAL	$220,214

As of December 31, 2015 and December 31, 2014, accrued interest for these notes payable to related parties amounted to $ 12,852 and $ 56,021, respectively.

For the twelve months ended December 31, 2015, and 2014, interest expense in connection with notes payable – related parties was $ 1,936,244 and $ 103,319 respectively. The $1,936,244 in interest expense includes $1,647,610 of interest expense in relation to warrants issued in the conversion of these notes payable.